Note 19 - Regulatory Matters (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payments of Dividends	$ 894	$ 1,338
Retained Earnings (Accumulated Deficit)	32,626	33,198
Quaint Oak Bank [Member]
Payments of Dividends	5,500	0
Retained Earnings (Accumulated Deficit)	$ 5,100	$ 5,100